UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2008

Date of reporting period:  December 31, 2007

Item 1. Report to Stockholders.

Cullen Funds Trust

Cullen High Dividend Equity Fund

SEMI-ANNUAL REPORT

December 31, 2007

CULLEN HIGH DIVIDEND EQUITY FUND

Dear Shareholder,

Performance for the Cullen High Dividend Equity Fund Retail Class was -0.78% for the period dated 6/30/07 through 12/31/07 vs. -1.37% for the S&P 500.

The second half of 2007 saw the emergence of volatility back into the market.  Concern over the sub-prime mortgage business, CDO’s and the housing market have all contributed to the recognition of risk in the market during the second half of the year.

Corporations continue to focus on balance sheet strength maintaining high levels of cash while continuing to have very low payout ratios creating what we believe is a fantastic environment for our strategy that focus’ on stocks with low price/earnings ratios, absolute high dividend yield and dividend growth.

While we remain optimistic about the long term prospects for equity investing the conditions that caused investor’s concerns in the second half of 2007 will not find resolution in the near future.  The Fund’s discipline looks to offer potential growth opportunities, while attempting to limit downside risk.

James P. Cullen
President/Portfolio Manager

John Gould
Executive Vice President/Portfolio Manager

The above outlook reflects the opinions of the authors, and is subject to change, is not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.  Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund may also invest in medium-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

Price to Earnings Ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.  The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks.  It is not possible to invest directly in an index

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.  (2/08)

1

CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2007 (Unaudited)

Assets:
Investments, at value (cost of $381,397,138)	$424,387,366
Receivable for fund shares sold	578,493
Dividends and interest receivable	1,862,130
Prepaid expenses	41,130
Total assets	426,869,119
Liabilities:
Payable for securities purchased	6,423,912
Payable for fund shares purchased	58,540
Distribution payable to shareholders	29,630
Payable to Adviser	193,183
Distribution fees payable	145,937
Accrued administration expense	143,595
Accrued audit expense	21,120
Accrued custody expense	16,877
Accrued fund accounting expense	32,522
Accrued transfer agent expense	45,541
Other accrued expenses and liabilities	21,377
Total liabilities	7,132,234
Net assets	$419,736,885
Net assets consist of:
Paid in capital	$377,487,125
Undistributed net investment income (loss)	(585,947)
Accumulated net realized gain (loss) on investments	(154,521)
Net unrealized appreciation (depreciation) on investments
and foreign currency related transactions	42,990,228
Net assets	$419,736,885
Retail Class:
Net assets applicable to outstanding Retail Class shares	$60,531,828
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	4,039,694
Net asset value, offering price and redemption price per share	$14.98
Class C:
Net assets applicable to outstanding Class C shares	$11,490,420
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	768,206
Net asset value, offering price and redemption price per share	$14.96
Class I:
Net assets applicable to outstanding Class I shares	$347,714,637
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	23,197,932
Net asset value, offering price and redemption price per share	$14.99

The accompanying notes are an integral part of these financial statements.

2

CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2007 (Unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $133,552)	$7,343,757
Interest	495,299
Total investment income	7,839,056
Expenses:
Investment advisory fees (Note 5)	2,205,448
Administration fees	220,573
Shareholder servicing fees	69,299
Distribution fees (Note 6)
Distribution fees - Retail Class	76,940
Distribution fees - Class C	58,674
Registration and filing fees	29,831
Fund accounting fees	47,686
Professional fees	16,819
Custody fees	47,534
Shareholder reports	11,090
Insurance expense	8,053
Trustees’ fees and expenses	12,098
Other expenses	1,766
Total expenses before reimbursement from Adviser	2,805,811
Expense reimbursement from Adviser	(1,016,111)
Net expenses	1,789,700
Net investment income	6,049,356
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments
and foreign currency related transactions	3,931,473
Net increase from payments by Adviser related to net losses realized
on the disposal of investments in violation of restrictions (Note 7)	432,636
Net change in unrealized appreciation on investments
and foreign currency related transactions	(13,573,203)
Net realized and unrealized gain (loss) on investments	(9,209,094)
Net decrease in net assets resulting from operations	$(3,159,738)

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended
	December 31,	Year Ended
	2007	June 30,
	(Unaudited)	2007
Operations:
Net investment income	$6,049,356	$13,667,340
Net realized gain (loss) on investments	4,364,109	12,948,867
Net change in unrealized appreciation of investments	(13,573,203)	46,237,314
Net increase (decrease) in net assets resulting from operations	(3,159,738)	72,853,521
Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	10,189,026	50,995,921
Class C shares	598,257	6,335,652
Class I shares	31,636,192	184,902,911
Proceeds from shares issued to holders
in reinvestment of dividends
Retail Class shares	3,246,772	1,387,521
Class C shares	568,472	287,674
Class I shares	7,415,741	3,081,250
Cost of shares redeemed
Retail Class shares	(9,135,880)	(11,875,409)
Class C shares	(1,046,099)	(4,353,522)
Class I shares	(50,150,407)	(66,788,181)
Net increase (decrease) in net assets from
capital share transactions	(6,677,926)	163,973,817
Distributions to Shareholders From:
Net investment income
Retail Class	(893,008)	(1,419,163)
Class C	(126,335)	(298,906)
Class I	(5,682,588)	(11,948,431)
Net realized gains
Retail Class	(2,387,404)	—
Class C	(448,199)	—
Class I	(14,096,395)	—
Return of Capital
Retail Class	—	—
Class C	—	—
Class I	—	—
Total distributions	(23,633,929)	(13,666,500)
Total increase (decrease) in net assets	(33,471,593)	223,160,838
Net Assets:
Beginning of period	453,208,478	230,047,640
End of period (includes ($585,947) and $66,628
of undistributed net investment income (loss), respectively)	$419,736,885	$453,208,478

The accompanying notes are an integral part of these financial statements.

4

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended
	December 31, 2007 (Unaudited)
	Retail Class		Class C		Class I
Net Asset Value – Beginning of Period	$15.95		$15.93		$15.96
Income from Investment Operations:
Net investment income	0.20		0.14		0.22
Net realized and unrealized
gain (loss) on investments	(0.32)		(0.32)		(0.32)
Total from investment operations	(0.12)		(0.18)		(0.10)
Less Distributions:
Dividends from net investment income	(0.23)		(0.17)		(0.25)
Distribution of net realized gains	(0.62)		(0.62)		(0.62)
Return of capital	—		—		—
Total distributions	(0.85)		(0.79)		(0.87)
Net Asset Value – End of Period	$14.98		$14.96		$14.99
Total Return	(0.78	)%(3)	(1.20	)%(3)	(0.72	)%(3)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$60,532		$11,490		$347,715
Ratio of expenses to average net assets:
Before expense reimbursement	1.46	%(2)	2.21	%(2)	1.21	%(2)
After expense reimbursement	1.00	%(2)	1.75	%(2)	0.75	%(2)
Ratio of net investment income
to average net assets:
Before expense reimbursement	2.09	%(2)	1.34	%(2)	2.34	%(2)
After expense reimbursement	2.55	%(2)	1.80	%(2)	2.80	%(2)
Portfolio turnover rate	20.37	%(1)	20.37	%(1)	20.37	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)
Not annualized.  For the six months ended December 31, 2007, 0.09% of the fund’s total return consists of a voluntary reimbursement by the Adviser for a realized investment loss on an investment not meeting the fund’s investment restrictions.  Please refer to Note 7 for further details regarding the investment.

The accompanying notes are an integral part of these financial statements.

5

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Year Ended
	June 30, 2007
	Retail Class	Class C	Class I
Net Asset Value – Beginning of Period	$13.55	$13.53	$13.55
Income from Investment Operations:
Net investment income	0.42	0.37	0.53
Net realized and unrealized
gain on investments	2.46	2.40	2.40
Total from investment operations	2.88	2.77	2.93
Less Distributions:
Dividends from net investment income	(0.48)	(0.37)	(0.52)
Distribution of net realized gains	—	—	—
Return of capital	—	—	—
Total distributions	(0.48)	(0.37)	(0.52)
Net Asset Value – End of Period	$15.95	$15.93	$15.96
Total Return	21.50%	20.65%	21.86%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$59,976	$12,106	$381,126
Ratio of expenses to average net assets:
Before expense reimbursement	1.46%	2.21%	1.21%
After expense reimbursement	1.00%	1.75%	0.75%
Ratio of net investment income
to average net assets:
Before expense reimbursement	2.89%	2.14%	3.14%
After expense reimbursement	3.35%	2.60%	3.60%
Portfolio turnover rate	31.05%	31.05%	31.05%

The accompanying notes are an integral part of these financial statements.

6

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Year Ended
	June 30, 2006
	Retail Class	Class C	Class I
Net Asset Value – Beginning of Period	$12.43	$12.41	$12.42
Income from Investment Operations:
Net investment income	0.33	0.20	0.39
Net realized and unrealized
gain on investments	1.14	1.17	1.12
Total from investment operations	1.47	1.37	1.51
Less Distributions:
Dividends from net investment income	(0.33)	(0.23)	(0.36)
Distribution of net realized gains	(0.01)	(0.01)	(0.01)
Return of capital	(0.01)	(0.01)	(0.01)
Total distributions	(0.35)	(0.25)	(0.38)
Net Asset Value – End of Period	$13.55	$13.53	$13.55
Total Return	11.90%	11.13%	12.25%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$13,981	$8,040	$208,027
Ratio of expenses to average net assets:
Before expense reimbursement	1.55%	2.30%	1.30%
After expense reimbursement	1.00%	1.75%	0.75%
Ratio of net investment income
to average net assets:
Before expense reimbursement	2.39%	1.64%	2.64%
After expense reimbursement	2.94%	2.19%	3.19%
Portfolio turnover rate	5.91%	5.91%	5.91%

The accompanying notes are an integral part of these financial statements.

7

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Year Ended						August 1, 2003(2)
	June 30, 2005(1)						to June 30, 2004
	Retail Class		Class C		Class I		Retail Class
Net Asset Value – Beginning of Period	$11.45		$11.87		$11.87		$10.00
Income from Investment Operations:
Net investment income	0.23		0.20		0.18		0.27
Net realized and unrealized
gain on investments	0.95		0.49		0.59		1.33
Total from investment operations	1.18		0.69		0.77		1.60
Less Distributions:
Dividends from net investment income	(0.17)		(0.12)		(0.19)		(0.15)
Distribution of net realized gains	(0.03)		(0.03)		(0.03)		—
Return of capital	—		—		—		—
Total distributions	(0.20)		(0.15)		(0.22)		(0.15)
Net Asset Value – End of Period	$12.43		$12.41		$12.42		$11.45
Total Return	10.27%		5.79	%(3)	6.48	%(3)	15.98	%(3)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$6,463		$3,007		$36,254		$1,760
Ratio of expenses to average net assets:
Before expense reimbursement	3.27%		3.03	%(4)	1.97	%(4)	16.27	%(4)
After expense reimbursement	1.06	%(5)	1.74	%(4)	0.75	%(4)	1.50	%(4)
Ratio of net investment income
to average net assets:
Before expense reimbursement	1.08%		2.12	%(4)	2.19	%(4)	(12.41	)%(4)
After expense reimbursement	3.29%		3.41	%(4)	3.41	%(4)	2.36	%(4)
Portfolio turnover rate	35.01%		35.01	%(3)	35.01	%(3)	29.37	%(3)

(1)	Commencement of operations for Class C and Class I Shares was October 7, 2004.
(2)	Commencement of operations.
(3)	Not Annualized.
(4)	Annualized.
(5)	Effective October 7, 2004, the Adviser contractually agreed to lower the net annual operating expense ratio from 1.50% to 1.00%.

The accompanying notes are an integral part of these financial statements.

8

CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS 93.0%
Beverages 3.4%
Diageo PLC - ADR (b)	165,000	$14,161,950

Capital Markets 1.9%
Allied Capital Corp.	380,650	8,183,975
Chemicals 6.0%
The Dow Chemical Co.	317,850	12,529,647
PPG Industries, Inc.	180,000	12,641,400
		25,171,047
Commercial Banks 2.6%
Bank of America Corp.	269,900	11,136,074
Construction Materials 1.3%
Cemex SA de CV - ADR (a) (b)	208,413	5,387,476
Distributors 2.8%
Genuine Parts Co.	257,700	11,931,510
Diversified Financial Services 7.2%
Citigroup, Inc.	216,750	6,381,120
ING Groep NV - ADR (b)	258,000	10,038,780
J.P. Morgan Chase & Co.	317,650	13,865,423
		30,285,323
Diversified Telecommunication Services 7.4%
AT&T, Inc.	355,000	14,753,800
Verizon Communications, Inc.	372,950	16,294,185
		31,047,985
Electric Services 3.6%
Enel SpA - ADR (b)	251,000	14,926,719
Electric Utilities 2.7%
Cia Energetica de Minas Gerais - ADR (b)	623,610	11,511,841
Food Products 10.8%
HJ Heinz Co.	291,350	13,600,218
Kraft Foods, Inc.	416,132	13,578,387
Unilever NV - ADR (b)	500,000	18,230,000
		45,408,605
Household Products 3.3%
Kimberly-Clark Corp.	200,950	13,933,873

The accompanying notes are an integral part of these financial statements.

9

CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2007 (Unaudited)

	Shares	Value

Industrial Conglomerates 3.5%
General Electric Co.	392,700	$14,557,389
Oil & Gas 8.3%
ChevronTexaco Corp.	182,000	16,986,060
PetroChina Co., Ltd. - ADR (b)	101,150	17,748,790
		34,734,850
Paper & Forest Products 1.5%
Weyerhaeuser Co.	83,250	6,138,855
Petroleum Refining 3.0%
BP PLC - ADR (b)	169,600	12,409,632
Pharmaceuticals 9.1%
Bristol-Myers Squibb Co.	566,700	15,028,884
GlaxoSmithKline PLC - ADR (b)	50,000	2,519,500
Johnson & Johnson	205,000	13,673,500
Pfizer, Inc.	305,500	6,944,015
		38,165,899
Real Estate 7.3%
Health Care REIT, Inc.	335,000	14,971,150
HCP, Inc.	450,000	15,651,000
		30,622,150
Sanitary Paper Products 0.1%
Kimberly-Clark de Mexico SA de CV - ADR (b)	26,850	586,235
Tobacco 2.7%
Altria Group, Inc.	151,400	11,442,812
Wireless Telecommunication Services 4.5%
Vodafone Group PLC - ADR (b)	503,400	18,786,888
Total Common Stocks
(Cost $345,949,179)		390,531,088
PREFERRED STOCKS 2.5%
Ford Motor Co. Capital Trust II	323,800	10,523,500
Total Preferred Stocks
(Cost $12,115,181)		10,523,500

The accompanying notes are an integral part of these financial statements.

10

CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2007 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS 5.6%
U.S. Treasuries 4.8%
U.S. Treasury Bill, 2.792%, due 01/03/2008	$3,148,000	$3,147,512
U.S. Treasury Bill, 2.460%, due 01/10/2008	9,512,000	9,506,150
U.S. Treasury Bill, 2.245%, due 01/17/2008	2,538,000	2,535,467
U.S. Treasury Bill, 2.616%, due 01/24/2008	4,705,000	4,697,138
Total U.S. Treasuries
(Cost $19,886,267)		19,886,267
Variable Rate Demand Notes# 0.8%
American Family Financial Services, 4.595%	928,100	928,100
Wisconsin Corporate Central Credit Union, 4.869%	2,518,411	2,518,411
Total Variable Rate Demand Notes
(Cost $3,446,511)		3,446,511
Total Short-Term Investments
(Cost $23,332,778)		23,332,778
TOTAL INVESTMENTS 101.1%
(Cost $381,397,138)		424,387,366
Liabilities in Excess of Other Assets (1.1)%		(4,650,481)
TOTAL NET ASSETS 100.0%		$419,736,885

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

The accompanying notes are an integral part of these financial statements.

11

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2007 (Unaudited)

1.	Organization

The Cullen Funds Trust (the “Trust”) is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two series of shares to investors, the Cullen High Dividend Equity Fund (the “Fund”) and the Cullen International High Dividend Fund (collectively, the “Funds”).  The Funds are open end, diversified management investment companies registered under the 1940 Act.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund’s Retail Class commenced operations on August 1, 2003.  The Fund’s Class C and Class I shares commenced operations on October 7, 2004.

The Fund offers Retail, C and I Class Shares.  Each class of shares differs principally in its respective administration, transfer agent, and distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States.

a)
Valuation of Securities – Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made; however, securities traded on a U.S. securities exchange for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange, are valued at the average of the most recent bid and asked prices.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund Board of Trustees under supervision of the full Board.  Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value.

12

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2007 (Unaudited)

2.	Significant Accounting Policies – Continued

b)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Fund.  Dividends from realized capital gains, if any, are declared and paid at least annually.

c)
Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

d)
Derivative Financial Instruments and Other Investment Strategies – The Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund’s investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.  The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

e)
Options Transactions – For hedging purposes and in order to generate additional income, the Fund may write (or sell) call options on a covered basis.  Premiums received on the sale of such options are expected to enhance the income of the Fund.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions.  The difference beween the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund relating to actions or omissions has realized a gain or loss.  In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option.  Exercise of an option written by the Fund could result in the Fund selling a security at a price different from the current market price.

f)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements.  Actual results could differ from those estimates.

13

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2007 (Unaudited)

2.	Significant Accounting Policies – Continued

g)
Guarantees and Indemnification – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

h)
Accounting for Uncertainty in Income Taxes – Effective December 30, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Fund include Federal and the state of New York.  As of December 30, 2007, open Federal and New York tax years include the tax years ended June 30, 2004 through 2006.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end June 30, 2007.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

i)
Recently Issued Accounting Pronouncement – In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The

14

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2007 (Unaudited)

2.	Significant Accounting Policies – Continued

changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements included within the Statement of Operations for the period.

j)
Other – Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

3.	Capital Share Transactions

Share transactions were as follows:

	Retail Class	Class C	Class I
	Six Month Ended	Six Month Ended	Six Month Ended
	December 31, 2007	December 31, 2007	December 31, 2007
	(unaudited)	(unaudited)	(unaudited)
Shares Sold	645,523	38,136	2,012,742
Shares Reinvested	211,748	37,199	483,762
Shares Redeemed	(576,730)	(67,040)	(3,181,207)
Net increase (decrease)	280,541	8,295	(684,703)
Shares outstanding:
Beginning of period	3,759,153	759,911	23,882,635
End of period	4,039,694	768,206	23,197,932

15

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2007 (Unaudited)

3.	Capital Share Transactions – Continued

	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2007	June 30, 2007	June 30, 2007
Shares sold	3,407,897	424,026	12,675,246
Shares reinvested	90,079	18,844	200,592
Shares redeemed	(770,739)	(277,147)	(4,345,640)
Net increase	2,727,237	165,723	8,530,198
Shares outstanding:
Beginning of period	1,031,916	594,188	15,352,437
End of period	3,759,153	759,911	23,882,635

4.	Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2007 were $83,551,301 and $107,642,916, respectively.

As of June 30, 2007, the Funds most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments (a)	$393,442,982
Gross unrealized appreciation	61,910,706
Gross unrealized depreciation	(5,369,475)
Net unrealized appreciation	56,541,231
Undistributed ordinary income	2,500,054
Undistributed long-term capital gain	10,002,142
Total distributable earnings	12,502,196
Other accumulated gains (losses)	—
Total accumulated earnings	$69,043,427

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences.

At June 30, 2007, the Fund utilized $401,914 of capital loss carryforwards and has no capital loss carryforwards remaining at June 30, 2007.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial

16

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2007 (Unaudited)

4.	Investment Transactions – Continued

reporting and tax differences be reclassified in the capital accounts.  The Fund had no post-October loss deferrals as of June 30, 2007.  Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the accounts below:

Paid-in	Undistributed Net	Undistributed Net
Capital	Investment Income	Realized Gain
$(32,900)	$46,551	$(13,651)

The tax composition of dividends paid during the six months ended December 31, 2007 and the year ended June 30, 2007 was as follows:

	December 31, 2007	June 30, 2007
Ordinary Income	$ 9,202,226	$13,666,500
Long-Term Capital Gain	14,431,703	—

5.	Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.  Through October 31, 2008, the Adviser agreed to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.00% of the Fund’s net assets for Retail Shares, 1.75% for Class C Shares and 0.75% for Class I Shares.  For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.  The Adviser waived or reimbursed expenses of $1,016,111 associated with the Fund for the six months ended December 31, 2007.

As of December 31, 2007, reimbursed/absorbed expenses for the Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Amount
June 30, 2008	$224,826
June 30, 2009	$709,832
June 30, 2010	$1,779,099
June 30, 2011	$1,016,111

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust.  U.S. Bank, N.A. serves as custodian for the Trust.

17

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2007 (Unaudited)

6.	Distribution Plan

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule   12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for the Fund’s Retail Class shares.  The Fund’s Class C shares allow for up to 1.00% of average daily net assets, of which 0.75% may be paid as a distribution fee and 0.25% for certain shareholder services to shareholders.  Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund.  This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $76,940 for the Retail Class shares and $58,674 for Class C shares pursuant to the Plan for the six months ended December 31, 2007.

7.	Adviser Reimbursement for Loss Due to Investment Restriction

On November 5, 2007, the Fund received a reimbursement from the Adviser related to a net loss incurred on the disposal of an investment that was  purchased in violation of the Fund’s investment restrictions.  The loss realized from the sale of this investment was $432,636, offset by a dividend totaling $159,537 received during the time that this investment was held by the Fund.  Therefore, the net amount of the loss to the Fund’s shareholders was $273,099, which is the amount that the Adviser reimbursed to the Fund.  The reimbursement is reflected as a separate line item in the Statement of Operations.  In addition, the Adviser reimbursed the Fund the foregone interest that would have theoretically been earned during the period which this investment was held.  The amount of the interest reimbursement totaled $1,493, and this amount is reflected in the Interest line item in the Statement of Operations.

8.	Federal Tax Information (Unaudited)

The Fund has designated 84% of the dividends declared from net investment income during the year ended June 30, 2007 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2007, 50% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

18

CULLEN HIGH DIVIDEND EQUITY FUND

EXPENSE EXAMPLE
December 31, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses
The first portion of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information within this portion of the table, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”, to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second portion in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second portion of the table is useful in comparing ongoing costs only, and will

19

CULLEN HIGH DIVIDEND EQUITY FUND

EXPENSE EXAMPLE
December 31, 2007 (Unaudited)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/07	12/31/07	7/1/07 – 12/31/07
Actual
High Dividend Equity Fund
Retail Class	$1,000.00	$ 992.20	$5.01
Class C	$1,000.00	$ 988.00	$8.75
Class I	$1,000.00	$ 992.80	$3.76
Hypothetical (5% return before expenses)
High Dividend Equity Fund
Retail Class	$1,000.00	$1,220.11	$5.08
Class C	$1,000.00	$1,016.34	$8.87
Class I	$1,000.00	$1,021.37	$3.81

(1)
Expenses are equal to the High Dividend Equity Fund’s Retail Class, Class C and Class I expense ratios of  1.00%, 1.75% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/366 days (to reflect one half-year period).

20

CULLEN HIGH DIVIDEND EQUITY FUND

Top 10 Industries – As of December 31, 2007 (Unaudited)

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund.  This report may be distributed to others only if preceded or accompanied by a current prospectus.  The Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

How to Obtain a Copy of the Funds’ Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.  The Fund’s proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

Beginning with the quarter ending September 30, 2004 the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s N-Q will also be available upon request by calling 1-877-485-8586.

21

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

Cullen Funds Trust

Cullen International High Dividend Fund

SEMI-ANNUAL REPORT

December 31, 2007

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

Dear Shareholder,

Performance for the Cullen International High Dividend Fund Retail Class was +8.35% for the period dated 6/30/07 through 12/31/07 vs. -1.37% for the S&P 500 and +0.48% for the MSCI EAFE Index.

Performance for the Cullen International High Dividend Fund was driven by earnings growth.  International earnings growth has been strong over the past five years and that strength has been the catalyst for our past performance.  While there has been much attention paid to the overbought condition of some of the international markets (primarily China and India) there are still many opportunities for investment.  We believe the International Markets still contain companies with stronger balance sheets and better earnings opportunities trading at better valuations.

The strength of the Fund lies in the discipline of low P/E and high absolute dividend yield with dividend growth.  The strategy of applying these value disciplines to a thoroughly diversified portfolio may help to reduce the volatility and risk associated with International Markets.

Considering the past strength of international markets we believe there are still opportunities for investors to apply a value discipline.

James P. Cullen
President/Portfolio Manager

Rahul Sharma
Vice President/Portfolio Manager

The above outlook reflects the opinions of the authors, and is subject to change, is not guaranteed, and should not be considered investment advice.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.  The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighed index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  It is not possible to invest directly in an index.

Past performance does not guarantee future results.  Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund may also invest in medium-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

Price to Earnings Ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.  (2/08)

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2007 (Unaudited)

Assets:
Investments, at fair value (cost of $46,639,177)	$52,165,094
Foreign currencies, at fair value (cost of $248,486)	247,869
Cash	11,233,069
Receivable for securities sold	588,314
Receivable for fund shares sold	1,437,662
Dividends and interest receivable	144,629
Prepaid expenses	31,089
Total assets	65,847,726
Liabilities:
Payable for securities purchased	7,262,238
Investment advisor fees payable	5,956
Distribution fees payable	36,279
Accrued administration expense	26,151
Accrued audit expense	13,805
Accrued fund accounting expense	20,592
Accrued transfer agent expense	25,234
Accrued expenses and other liabilities	18,069
Total liabilities	7,408,324
Net assets	$58,439,402
Net assets consist of:
Paid in capital	$53,419,057
Undistributed net investment income (loss)	(15,173)
Accumulated net realized gain (loss) on investments
and foreign currency related transactions	(489,782)
Net unrealized appreciation (depreciation) on:
investments	5,525,917
foreign currency related transactions	(617)
Net assets	$58,439,402
Retail Class:
Net assets applicable to outstanding Retail Class shares	$36,005,330
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	2,534,416
Net asset value, offering price and redemption price per share	$14.21
Class C:
Net assets applicable to outstanding Class C shares	$2,179,474
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	153,802
Net asset value, offering price and redemption price per share	$14.17
Class I:
Net assets applicable to outstanding Class I shares	$20,254,598
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	1,421,068
Net asset value, offering price and redemption price per share	$14.25

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF OPERATIONS
Period Ended December 31, 2007 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $72,296)	$626,971
Total investment income	626,971
Expenses:
Investment advisory fees (Note 5)	191,721
Administration fees	39,067
Custody fees (Note 5)	31,696
Shareholder servicing fees	38,757
Fund accounting fees	30,510
Registration and filing fees	21,241
Professional fees	15,333
Shareholder reports	6,806
Trustees’ fees and expenses	12,098
Distribution fees (Note 6)
Distribution fees - Retail Class	25,753
Distribution fees - Class C	7,694
Other expenses	946
Total expenses before reimbursement from Adviser	421,622
Custody fees paid indirectly (Note 5)	(7,500)
Expense reimbursement from Adviser	(188,955)
Net expenses	225,167
Net investment income	401,804
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
investments	389,080
foreign currency related transactions	(9,595)
Net change in unrealized gain (loss) on:
investments	2,393,809
foreign currency related transactions	494
Net realized and unrealized gain (loss) on investments	2,773,788
Net increase in net assets resulting from operations	$3,175,592

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007
Operations:
Net investment income	$401,804	$533,615
Net realized gain (loss) on investments	379,485	1,295,346
Net change in unrealized gain (loss) on investments	2,394,303	3,086,291
Net increase in net assets resulting from operations	3,175,592	4,915,252
Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	27,045,983	13,082,795
Class C shares	925,775	694,548
Class I shares	9,420,723	6,486,491
Proceeds from shares issued to
holders in reinvestment of dividends
Retail Class shares	1,131,903	309,513
Class C shares	106,016	8,041
Class I shares	1,035,055	179,881
Cost of shares redeemed
Retail Class shares	(11,766,434)	(1,719,779)
Class C shares	(101,722)	(6,670)
Class I shares	(1,587,398)	(829,940)
Net increase in net assets
from capital share transactions	26,209,901	18,204,880
Distributions to Shareholders From:
Net investment income
Retail Class shares	(199,042)	(318,878)
Class C shares	(9,035)	(17,344)
Class I shares	(178,359)	(222,210)
Net realized gains
Retail Class shares	(996,117)	—
Class C shares	(102,849)	—
Class I shares	(957,296)	—
Total distributions	(2,442,698)	(558,432)
Total increase in net assets	26,942,795	22,561,700
Net Assets:
Beginning of period	31,496,607	8,934,907
End of period (includes ($15,173) and
($30,541) of undistributed net investment
income (loss), respectively)	$58,439,402	$31,496,607

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended
	December 31, 2007 (Unaudited)
	Retail Class		Class C		Class I
Net Asset Value - Beginning of Period	$13.89		$13.86		$13.93
Income from Investment Operations:
Net investment income	0.15		0.09		0.15
Net realized and unrealized
gain (loss) on investments	1.01		1.01		1.02
Total from investment operations	1.16		1.10		1.17
Less Distributions:
Dividends from net investment income	(0.13)		(0.08)		(0.14)
Distributions from net realized gains	(0.71)		(0.71)		(0.71)
Total distributions	(0.84)		(0.79)		(0.85)
Net Asset Value - End of Period	$14.21		$14.17		$14.25
Total Return	8.35	%(1)	7.88	%(1)	8.52	%(1)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$36,005		$2,179		$20,255
Ratio of expenses to average net assets:
Before expense reimbursement	2.23	%(2)	2.98	%(2)	1.98	%(2)
After expense reimbursement	1.25	%(2)	2.00	%(2)	1.00	%(2)
Ratio of net investment income
to average net assets:
Before expense reimbursement	1.03	%(2)	0.29	%(2)	1.28	%(2)
After expense reimbursement	2.01	%(2)	1.27	%(2)	2.26	%(2)
Portfolio turnover rate	111.46	%(1)	111.46	%(1)	111.46	%(1)

(1)	Not Annualized
(2)	Annualized

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Year Ended
	June 30, 2007
	Retail Class	Class C	Class I
Net Asset Value - Beginning of Period	$10.82	$10.81	$10.84
Income from Investment Operations:
Net investment income	0.28	0.28	0.34
Net realized and unrealized
gain on investments	3.10	3.00	3.09
Total from investment operations	3.38	3.28	3.43
Less Distributions:
Dividends from net investment income	(0.31)	(0.23)	(0.34)
Distributions from net realized gains	—	—	—
Total distributions	(0.31)	(0.23)	(0.34)
Net Asset Value - End of Period	$13.89	$13.86	$13.93
Total Return	31.56%	30.61%	31.96%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$18,992	$1,235	$11,270
Ratio of expenses to average net assets:
Before expense reimbursement	3.48%	4.23%	3.23%
After expense reimbursement	1.25%	2.00%	1.00%
Ratio of net investment income
to average net assets:
Before expense reimbursement	0.81%	0.06%	1.06%
After expense reimbursement	3.04%	2.29%	3.29%
Portfolio turnover rate	101.87%	101.87%	101.87%

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	December 15, 2005(1) to
	June 30, 2006
	Retail Class		Class C		Class I
Net Asset Value - Beginning of Period	$10.00		$10.00		$10.00
Income from Investment Operations:
Net investment income	0.13		0.07		0.14
Net realized and unrealized
gain on investments	0.82		0.85		0.83
Total from investment operations	0.95		0.92		0.97
Less Distributions:
Dividends from net investment income	(0.13)		(0.11)		(0.13)
Distributions from net realized gains	—		—		—
Total distributions	(0.13)		(0.11)		(0.13)
Net Asset Value - End of Period	$10.82		$10.81		$10.84
Total Return	9.47	%(2)	9.21	%(2)	9.76	%(2)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$4,966		$306		$3,663
Ratio of expenses to average net assets:
Before expense reimbursement	8.36	%(3)	9.11	%(3)	8.47	%(3)
After expense reimbursement	1.25	%(3)	2.00	%(3)	1.00	%(3)
Ratio of net investment income
to average net assets:
Before expense reimbursement	(3.45	%)(3)	(4.20	%)(3)	(3.61	%)(3)
After expense reimbursement	3.66	%(3)	2.91	%(3)	3.86	%(3)
Portfolio turnover rate	42.38	%(2)	42.38	%(2)	42.38	%(2)

(1)	Commencement of operations.
(2)	Not Annualized
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS 89.3%
Australia 2.4%
Australia & New Zealand Banking Group Ltd. - ADR	7,500	$904,170
Equigold NL	15,220	53,055
St. George Bank Ltd.	15,350	425,771
		1,382,996
Brazil 8.9%
Cia Energetica de Minas Gerais - ADR	51,600	952,536
Cia Siderurgica Nacional SA - ADR	7,550	676,253
CPFL Energia SA - ADR	5,050	286,133
Petroleo Brasileiro SA - ADR	12,950	1,492,358
Sadia SA - ADR	14,450	826,540
Uniao de Bancos Brasileiros SA - ADR	7,100	991,444
		5,225,264
Canada 5.0%
Calloway Real Estate Investment Trust	20,750	514,887
Canadian Oil Sands Trust	3,130	122,764
Enerplus Resources Fund	11,900	476,595
Primaris Real Estate Investment Trust	21,100	391,235
RioCan Real Estate Investment Trust	20,750	458,752
Timberwest Forest Corp.	19,550	291,185
Vermilion Energy Trust	19,950	691,918
		2,947,336
China 1.9%
Aluminum Corp. of China Ltd. - ADR	1,450	73,428
Guangshen Railway Ltd. - ADR (a)	200	7,128
PetroChina Co., Ltd. - ADR	4,050	710,654
Road King Infrastructure Ltd.	165,000	292,020
		1,083,230

Finland 2.2%		1,286,065
Nokia OYJ - ADR	33,500
France 1.4%		828,397
France Telecom - ADR	23,250
Germany 3.7%		733,893
Deutsche Lufthansa AG	27,550	968,464
RWE AG		6,900

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2007 (Unaudited)

	Shares	Value

Germany 3.7% (Continued)
Siemens AG - ADR	3,000	$472,080
		2,174,437
Greece 2.0%
Tsakos Energy Navigation Ltd.	30,700	1,136,821
Hong Kong 1.0%
Hopewell Holdings	130,000	600,200
Indonesia 0.0%
PT International Nickel Indonesia Tbk	1,000	10,248
Italy 4.3%
Enel SpA - ADR	9,850	585,770
ENI SpA - ADR	19,300	1,397,899
Unicredito Italiano SpA	62,350	517,783
		2,501,452
Japan 3.1%
Nintendo Co. Ltd.	2,750	1,646,824
SBI Holdings, Inc.	500	136,732
		1,783,556
Malaysia 4.7%
Berjaya Sports Toto Berhad	573,900	876,382
British American Tobacco Malaysia Berhad	12,000	149,682
Digi.com Berhad	114,500	858,663
Ioi Properties Berhad	128,700	509,819
Kuala Lumpur Kepong Berhad	62,500	328,848
		2,723,394
Mexico 2.1%
Cemex SA de CV - ADR (a)	21,100	545,435
Embotelladoras Arca SA	205,300	700,679
		1,246,114
Netherlands 5.9%
Corio NV	5,700	461,687
Eurocommercial Properties NV	6,400	330,307
ING Groep NV - ADR	34,700	1,350,177
Unilever NV - ADR	36,350	1,325,321
		3,467,492

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2007 (Unaudited)

	Shares	Value

Norway 1.8%
Telenor ASA	43,450	$1,038,268
Philippines 0.1%
Philippine Long Distance Telephone - ADR	950	71,934
Russian Federation 0.4%
LUKOIL - ADR	2,850	240,825
Singapore 13.6%
Ascendas Real Estate Investment Trust	13,000	22,217
ComfortDelGro Corp. Ltd.	370,000	470,388
Parkway Holdings	238,000	654,750
Raffles Medical Group Ltd.	994,900	1,043,662
Rotary Engineering	1,169,000	1,039,508
Singapore Technologies Engineering Ltd.	435,000	1,133,245
Singapore Telecommunications Ltd.	225,000	625,239
Singapore Telecommunications Ltd. - ADR	24,350	676,648
Tat Hong Holdings Ltd.	582,000	1,382,778
United Overseas Bank Ltd.	27,500	380,180
United Overseas Bank Ltd. - ADR	19,050	526,721
		7,955,336
South Africa 2.9%
African Bank Investments Ltd.	101,500	490,098
Barloworld Ltd.	5,811	91,574
Freeworld Coatings Ltd. (a)	8,811	13,601
Pretoria Portland Cement Co.	133,070	851,259
The Tongaat-Hulett Group, Ltd.	18,615	242,413
		1,688,945
South Korea 3.3%
Kookmin Bank - ADR (a)	8,900	652,548
Korea Electric Power Corp. - ADR (a)	14,900	310,665
KT&G Corp.	8,945	761,622
Samsung Electronics Co. Ltd.	500	228,621
		1,953,456
Sweden 1.2%
Volvo AB - ADR	42,150	707,585
Switzerland 2.1%
Nestle SA - ADR	10,550	1,211,412

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
December 31, 2007 (Unaudited)

	Shares	Value

Taiwan 4.0%
Acer, Inc.	375,750	$735,640
Lite-On Technology	486,831	849,548
Siliconware Precision Industries Ltd. - ADR	26,902	239,159
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	50,350	501,486
		2,325,833
Thailand 0.4%
Rojana Industrial Park Pcl	407,000	209,028
United Kingdom 10.9%
Anglo American PLC - ADR	1,150	34,925
Barclays PLC - ADR	28,800	1,162,656
British American Tobacco PLC - ADR	16,000	1,256,960
Diageo PLC - ADR	14,650	1,257,409
GlaxoSmithKline PLC - ADR	23,400	1,179,126
HSBC Holdings PLC - ADR	2,250	188,348
Lloyds TSB Group PLC - ADR	4,520	170,178
Vodafone Group PLC - ADR	29,900	1,115,868
		6,365,470
Total Common Stocks
(Cost $46,639,177)		52,165,094
TOTAL INVESTMENTS 89.3%
(Cost $46,639,177)		52,165,094
Other Assets in Excess of Liabilities 10.7%		6,274,308
TOTAL NET ASSETS 100.0%		$58,439,402

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a)	Non Income Producing

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

At December 31, 2007 (Unaudited), Sector diversification of the fund was as follows:

	% of Net Assets	Value

Foreign Common Stock
Consumer Discretionary	1.5%	$876,382
Consumer Staples	13.8	8,060,888
Energy	8.8	5,133,013
Financials	18.5	10,794,736
Health Care	4.9	2,877,538
Industrials	13.8	8,067,220
Information Technology	9.4	5,487,343
Materials	4.4	2,549,390
Telecommunication Services	7.8	4,538,369
Transportation, Communications,
Electric, Gas, And Sanitary Services	1.1	676,648
Utilities	5.3	3,103,567
TOTAL INVESTMENTS	89.3	52,165,094
Other Assets in Excess of Liabilities	10.7	6,274,308
TOTAL NET ASSETS	100.0%	$58,439,402

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2007 (Unaudited)

1.	Organization

The Cullen Funds Trust (the “Trust”) is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two separate series to investors, the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund (the “Fund” and collectively the “Funds”).  The Funds are open-end, diversified management investment companies registered under the 1940 Act.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund commenced operations on December 15, 2005.

The Fund offers Retail, C and I Class Shares.  Each class of shares differs principally in its respective administration, transfer agent, and distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States.

a)
Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund’s Board of Trustees under supervision of the full Board.  Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value. Price movements in futures contracts and American Depository Receipts, and various other indices, may be reviewed in the course of making good faith determination of a security’s fair value.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by recognized independent pricing agents.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2007 (Unaudited)

2.	Significant Accounting Policies – Continued

b)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Fund.  Dividends from realized capital gains, if any, are declared and paid at least annually.

c)
Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

d)
Derivative Financial Instruments and Other Investment Strategies – The Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund’s investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.  The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

e)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements.  Actual results could differ from those estimates.

f)
Guarantees and Indemnification – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

g)
Accounting for Uncertainty in Income Taxes – Effective December 30, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2007 (Unaudited)

2.	Significant Accounting Policies – Continued

exam by taxing authorities.  Major jurisdictions for the Fund include Federal and the state of New York.  As of December 30, 2007, open Federal and New York tax years include the tax year ended June 30, 2006.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end June 30, 2007.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

h)
Recently Issued Accounting Pronouncement – In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements included within the Statement of Operations for the period.

i)
Other – Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2007 (Unaudited)

3.	Capital Share Transactions

Share transactions were as follows:

	Cullen International High Dividend Fund
	Retail Class	Class C	Class I
	Six Month Ended	Six Month Ended	Six Month Ended
	December 31, 2007	December 31, 2007	December 31, 2007
Shares Sold	1,911,191	64,203	650,205
Shares Reinvested	79,318	7,468	72,260
Shares Redeemed	(823,517)	(6,955)	(110,633)
Net increase	1,166,992	64,716	611,832
Shares outstanding:
Beginning of period	1,367,424	89,086	809,236
End of period	2,534,416	153,802	1,421,068

	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2007	June 30, 2007	June 30, 2007
Shares sold	1,018,427	60,653	523,044
Shares reinvested	23,408	617	13,666
Shares redeemed	(133,301)	(493)	(65,284)
Net increase	908,534	60,777	471,426
Shares outstanding:
Beginning of year	458,890	28,309	337,810
End of year	1,367,424	89,086	809,236

4.	Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2007 were $61,548,116 and $41,224,389, respectively.

As of June 30, 2007, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments (a)	$26,905,426
Gross unrealized appreciation	3,519,054
Gross unrealized depreciation	(587,022)
Net unrealized appreciation	2,932,032
Undistributed ordinary income	1,009,876
Undistributed long-term capital gain	345,543
Total distributable earnings	1,355,419
Other accumulated gains (losses)	—
Total accumulated earnings	$4,287,451

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2007 (Unaudited)

4.	Investment Transactions – Continued

At June 30, 2007, the Fund had no post-October loss deferrals.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.  Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items and non-deductible current year expenses, reclassification adjustments were made to increase (decrease) the amounts listed below:

Paid-in	Undistributed Net	Undistributed Net
Capital	Investment Income	Realized Gain
$(20)	$(6,634)	$6,654

The tax composition of dividends paid during the period ended December 31, 2007 and the year ended June 30, 2007 was as follows:

	December 31, 2007	June 30, 2007
Ordinary Income	$1,391,583	$558,432
Long-Term Capital Gain	1,051,115	—

5. Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.  Through October 31, 2008, the Adviser has agreed to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.25% of the Fund’s net assets for Retail Shares, 2.00% for Class C Shares and 1.00% for Class I Shares.  For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.  The Adviser waived or reimbursed expenses of $188,955 associated with the Fund for the six months ended December 31, 2007.

As of December 31, 2007, reimbursed/absorbed expenses for the Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Amount
June 30, 2009	$183,034
June 30, 2010	$333,910
June 30, 2011	$188,955

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2007 (Unaudited)

5.	Investment Advisory and Other Agreements – Continued

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust.  The Bank of New York serves as custodian for the Fund.

The Fund earns credits from cash deposits maintained with the Fund’s custodian, Bank of New York.  Included in the statement of operations under the caption “custody fees” are expense offsets of $7,500 arising from credits on cash balances maintained on deposit from July 1, 2007 through December 31, 2007.  If the deposits were not earning the credits they could have been used to produce income.

6.	Distribution Plan

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for the Fund’s Retail Class shares.

The Fund’s Class C shares allow for up to 1.00% of average daily net assets, of which 0.75% may be paid as a distribution fee and 0.25% for certain shareholder services to shareholders.  Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund.  This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $25,753 for the Retail Class shares and $7,694 for Class C shares pursuant to the Plan for the six months ended December 31, 2007.

7.	Federal Tax Information (Unaudited)

The Fund has designated 38% of the dividends declared from net investment income during the year ended June 30, 2007 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2007, 0% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2007 (Unaudited)

7.	Federal Tax Information (Unaudited) – Continued

For the year ended June 30, 2007, the Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to section 853 of the Internal Revenue Code, as follows:

	Foreign Source Income	Foreign Taxes
	Earned (per share)	Paid (per share)
Australia	$0.013614	$0.000000
Bermuda	0.008828	0.000000
Brazil	0.032314	0.001312
Britain	0.036260	0.000000
Canada	0.041214	0.005537
Chile	0.003521	0.000117
China	0.005457	0.000032
Egypt	0.000693	0.000088
Finland	0.005097	0.000766
France	0.013280	0.001992
Germany	0.017205	0.002653
Hungary	0.001759	0.000000
India	0.000767	0.000000
Italy	0.027914	0.007537
Japan	0.004700	0.000329
Malaysia	0.028776	0.000000
Mexico	0.006279	0.000000
Netherlands	0.023712	0.003851
New Zealand	0.000579	0.000000
Norway	0.000000	0.000000
Philippines	0.002542	0.000381
Poland	0.000746	0.000112
Russia	0.001080	0.000168
Singapore	0.042513	0.000000
South Africa	0.015360	0.000047
South Korea	0.006050	0.000902
Sweden	0.017745	0.002697
Switzerland	0.010074	0.002356
Taiwan	0.006426	0.001312
Thailand	0.002286	0.000035

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

EXPENSE EXAMPLE
December 31, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses
The first set of lines of the tables below provide information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

EXPENSE EXAMPLE – Continued
December 31, 2007 (Unaudited)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/07	12/31/07	7/1/07 – 12/31/07
Actual
International High Dividend Fund
Retail Class	$1,000.00	$1,083.50	$ 6.55
Class C	$1,000.00	$1,078.80	$10.45
Class I	$1,000.00	$1,085.20	$ 5.24
Hypothetical (5% return before expenses)
International High Dividend Fund
Retail Class	$1,000.00	$1,015.85	$ 6.34
Class C	$1,000.00	$1,015.08	$10.13
Class I	$1,000.00	$1,020.11	$ 5.08

(1)
Expenses are equal to the International High Dividend Fund’s Retail Class, Class C and Class I expense ratios of  1.25%, 2.00% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the current period/366 days (to reflect one half-year period).

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

Top 10 Countries – As of December 31, 2007 (Unaudited)

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund.  This report may be distributed to others only if preceded or accompanied by a current prospectus.  The Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

How to Obtain a Copy of the Funds’ Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.  The Fund’s proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

Beginning with the quarter ending March 31, 2006 the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s N-Q will also be available upon request by calling 1-877-485-8586.

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INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
The Bank of New York
New York, New York

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cullen Funds Trust

By (Signature and Title)*    /s/James P. Cullen
James P. Cullen, President

Date  February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/James P. Cullen
James P. Cullen,  President

Date  February 28, 2008

By (Signature and Title)*    /s/Jeffrey T. Battaglia
Jeffrey T. Battaglia, Treasurer

Date  February 28, 2008